Advances to Suppliers, Net (Details) - Schedule of changes of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of changes of allowance for doubtful accounts [Abstract]
Beginning balance	$ 916,948	$ 627,614
Bad debt provision	1,749,000	299,586
Foreign exchange translation	164,608	(10,252)
Ending balance	$ 2,830,556	$ 916,948